Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 27, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000115777
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
Account Value	$ 14,843	$ 13,817	$ 12,420	$ 11,448	$ 12,404	$ 10,385	$ 10,532		$ 10,359	$ 9,921	$ 9,383	$ 9,449
C000115778
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
Account Value	$ 14,590	13,678	12,389	11,509	12,561	10,595	10,831		10,727	10,349	9,863	10,000
C000115779
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Fund
Account Value	$ 160,949	149,384	133,936	123,264	133,313	111,323	112,622		110,456	105,573	99,603	100,000
C000205842
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 18,087	16,589	14,265	12,933	14,449	11,386	10,756	$ 9,452
C000205843
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 18,412	17,015	14,743	13,476	15,152	12,032	11,380	10,000
C000205844
Account Value [Line Items]
Line Graph and Table Measure Name	Swan Defined Risk Growth Fund
Account Value	$ 19,413	17,764	15,247	13,785	15,359	12,073	11,380	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,904	11,222	10,934	11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,904	11,222	10,934	11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	119,038	112,219	109,342	110,377	123,041	123,452	113,530		105,248	105,668	106,001	100,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,158	10,519	10,249	10,346	11,533	11,572	10,642	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,158	10,519	10,249	10,346	11,533	11,572	10,642	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,158	10,519	10,249	10,346	11,533	11,572	10,642	10,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Account Value	23,701	21,233	18,396	16,537	18,424	14,977	13,794		12,555	11,589	10,504	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	35,936	31,204	25,053	20,948	23,436	16,645	15,483		14,023	12,260	10,399	10,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Account Value	23,701	21,233	18,396	16,537	18,424	14,977	13,794		12,555	11,589	10,504	10,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index Blend
Account Value [Line Items]
Account Value	237,015	212,334	183,962	165,372	184,241	149,770	137,938		125,551	115,886	105,038	100,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	359,362	312,044	250,525	209,480	234,359	166,455	154,834		$ 140,226	$ 122,603	$ 103,993	$ 100,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	19,636	17,592	15,241	13,701	15,264	12,408	11,428	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	27,720	24,070	19,324	16,158	18,077	12,840	11,943	10,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	19,636	17,592	15,241	13,701	15,264	12,408	11,428	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	27,720	24,070	19,324	16,158	18,077	12,840	11,943	10,000
60% - S&P 500® Index / 40% - Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	19,636	17,592	15,241	13,701	15,264	12,408	11,428	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	$ 27,720	$ 24,070	$ 19,324	$ 16,158	$ 18,077	$ 12,840	$ 11,943	$ 10,000